Significant Accounting Policies - Foreign Currency Translation, Cash and Cash Equivalents, Restricted Cash and Financing Costs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Foreign Currency Translation:
Foreign currency exchange gains/(losses)	$ (100)	$ (100)	$ 300
Cash and Cash Equivalents:
Cash and cash equivalents	$ 73,717	72,253	57,730	$ 68,153
Restricted Cash:
Proportion of quarterly principal installments equal to the monthly deposit amount required for retention	0.3333
Proportion of semi-annual interest installments equal to the monthly deposit amount required for retention	0.1667
Financing Costs:
Deferred charges, net	$ 8,199	4,751
Long-term debt, net		2,470,417
Other finance expenses	4,932	4,658	4,687
Interest expense	$ 82,966	84,435	95,050
Reclassification | ASU 2015-03
Financing Costs:
Deferred charges, net		(35,000)
Long-term debt, net		(35,000)
Other finance expenses		(14,000)	(15,100)
Interest expense		$ 14,000	$ 15,100